Self Administration Transaction - Additional Information (Detail)		3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 28, 2019 USD ($) Employee $ / shares shares	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jan. 24, 2019 USD ($)
Business Acquisition [Line Items]
Legal fees and fees and expenses of professional and financial advisors					$ 1,600,000	$ 1,600,000
Gain resulting from acquisition of unconsolidated affiliates		$ 0	$ 0	$ 0	$ 8,017,353	8,017,353	$ 0	$ 0
Increase in liability estimated fair value contingent earnout						200,000
Estimated fair value of the contingent earnout						31,100,000
Incremental assets under management		$ 219,000,000		$ 219,000,000		$ 135,000,000
Principal borrowing									$ 500,178,000
Debt instrument, interest rate		4.65%		4.65%		4.65%			5.00%
Debt instrument maturity date				Jan. 24, 2022
Debt instrument, basis spread on variable rate				1.95%		1.95%
Noncontrolling interests in our Operating Partnership		$ 61,270,970		$ 61,270,970		$ 71,988,256	$ (77,756)
Agreement term	3 years
Form S-3
Business Acquisition [Line Items]
Registration rights agreement filing period	30 days
Form S-11
Business Acquisition [Line Items]
Registration rights agreement filing period	60 days
Strategic Storage Advisor II, LLC
Business Acquisition [Line Items]
Partnership units exchanged | shares	20,000
Cash proceeds from partnership units exchanged	$ 200,000
Gain (loss) from partners capital account units exchanged	0
Fair value of operating partnership units and special limited partnership interests contributed	18,800,000
Noncontrolling interests in our Operating Partnership	9,100,000
Ladera Office Loan
Business Acquisition [Line Items]
Principal borrowing	$ 4,200,000
Debt instrument, interest rate	4.29%
Debt instrument maturity date	Nov. 01, 2026
KeyBank Tenant Program Loan
Business Acquisition [Line Items]
Principal borrowing	$ 15,000,000
Debt instrument, interest rate						5.90%
Debt instrument, description of variable rate basis						1-month Libor plus 350 basis points
Debt instrument, basis spread on variable rate						3.50%
Fair Value, Inputs, Level 3
Business Acquisition [Line Items]
Alternative investment, measurement input	5.16%
Minority and Marketability Discount | Fair Value, Inputs, Level 3
Business Acquisition [Line Items]
Alternative investment, measurement input	0.05
Contribution Agreement
Business Acquisition [Line Items]
Percentage of fair value of equity interests	50.00%
Gain resulting from acquisition of unconsolidated affiliates	$ 8,000,000
Contribution Agreement | SmartStop Asset Management
Business Acquisition [Line Items]
Percentage of voting membership interest	100.00%
Number of on-site self storage employees | Employee	350
Cash	$ 769,126
Debt assumption	$ 15,000,000
Operating Partnership Agreement
Business Acquisition [Line Items]
Number of limited partnership units | shares	20,000
Cash received	$ 200,000
Membership Interest Purchase Agreement | Terrace Rd LLC
Business Acquisition [Line Items]
Percentage of voting membership interest	100.00%
Cash	$ 2,300,000
Debt assumption	4,200,000
Consideration transferred	$ 6,500,000
Class A-1 Units | Contribution Agreement | SmartStop Asset Management
Business Acquisition [Line Items]
Number of limited partnership units | shares	8,698,956
Class A-1 Units | Operating Partnership Agreement
Business Acquisition [Line Items]
Lock-up expiration date				Jun. 28, 2021		Jun. 28, 2021
Conversion of stock, description				The Class A-1 Units are subject to the general restrictions on transfer contained in the Operating Partnership Agreement. In addition, until June 28, 2021 (the “Lock-Up Expiration”), the Class A-1 Units may not be sold, pledged, or otherwise transferred or encumbered except in certain limited circumstances set forth in the Contribution Agreement. The Class A-1 Units are otherwise entitled to all rights and duties of the Class A limited partnership units in the Operating Partnership, including cash distributions and the allocation of any profits or losses in the Operating Partnership. The Class A-2 Units may convert into Class A-1 Units as earnout consideration, as described below. The Class A-2 Units are not entitled to cash distributions or the allocation of any profits or losses in the Operating Partnership until the Class A-2 Units are converted into Class A-1 Units		The Class A-1 Units are subject to the general restrictions on transfer contained in the Operating Partnership Agreement. In addition, until June 28, 2021 (the “Lock-Up Expiration”), the Class A-1 Units may not be sold, pledged, or otherwise transferred or encumbered except in certain limited circumstances set forth in the Contribution Agreement. The Class A-1 Units are otherwise entitled to all rights and duties of the Class A limited partnership units in the Operating Partnership, including cash distributions and the allocation of any profits or losses in the Operating Partnership. The Class A-2 Units may convert into Class A-1 Units as earnout consideration, as described below. The Class A-2 Units are not entitled to cash distributions or the allocation of any profits or losses in the Operating Partnership until the Class A-2 Units are converted into Class A-1 Units.
Class A-2 Units | Contribution Agreement | SmartStop Asset Management
Business Acquisition [Line Items]
Number of limited partnership units | shares	3,283,302
Class A-2 Units | Operating Partnership Agreement
Business Acquisition [Line Items]
Earnout unit exchange per share | $ / shares	$ 10.66
Class of unit expiration year	7 years
Class A-2 Units | Operating Partnership Agreement | Unit Conversion Feature A
Business Acquisition [Line Items]
Class of unit conversion percentage	33.33%
Class A-2 Units | Operating Partnership Agreement | Unit Conversion Feature A | Minimum
Business Acquisition [Line Items]
Incremental AUM under operating partnership	$ 300,000,000
Class A-2 Units | Operating Partnership Agreement | Unit Conversion Feature B
Business Acquisition [Line Items]
Class of unit conversion percentage	33.33%
Class A-2 Units | Operating Partnership Agreement | Unit Conversion Feature B | Minimum
Business Acquisition [Line Items]
Incremental AUM under operating partnership	$ 500,000,000
Class A-2 Units | Operating Partnership Agreement | Unit Conversion Feature C
Business Acquisition [Line Items]
Class of unit conversion percentage	33.33%
Class A-2 Units | Operating Partnership Agreement | Unit Conversion Feature C | Minimum
Business Acquisition [Line Items]
Incremental AUM under operating partnership	$ 700,000,000